Research and Development Funding Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Research and Development [Abstract]
Research and Development Funding Expense

10. Research and Development Funding Expense

During the six months ended June 30, 2020 we did not enter into any new R&D funding arrangements. R&D funding expense incurred in the first six months of 2020 related to ongoing development stage funding payments, primarily under our Sanofi agreement. R&D funding expense in 2019 primarily related to funding agreements with both Sanofi and Pfizer. We completed our funding commitments in the fourth quarter of 2019 under our agreement with Pfizer.

We recognized $5.3 million and $12.4 million of R&D funding expense for the three and six months ended June 30, 2020, respectively under our Sanofi agreement. We recognized $21.5 million of R&D funding expense during the three months ended June 30, 2019, of which $3.1 million and $17.8 million related to our funding agreements with Sanofi and Pfizer, respectively. We recognized $44.4 million of R&D funding expense during the six months ended June 30, 2019, of which $7.1 million and $36.3 million related to our funding agreements with Sanofi and Pfizer, respectively.

As of June 30, 2020 we have a remaining commitment of $21.0 million related to an R&D funding agreement with Sanofi.

10. Research and Development Funding Expense

Biohaven

In June 2018, RPIFT entered into a funding agreement with Biohaven Pharmaceutical Holding Company Ltd. (“Biohaven”), in which we agreed to provide funding of $100.0 million and to acquire $50.0 million in common stock of Biohaven at a premium in exchange for a revenue participation right in relation to the development and commercialization of Nurtec ODT (rimegepant) and vazegepant for the treatment of migraines. The $100.0 million upfront payment and the premium paid over market value in connection with the $50.0 million stock purchase were recorded as research and development funding expense on the consolidated statements of comprehensive income for the year ended December 31, 2018. In February 2020, Biohaven announced that the FDA approved Nurtec ODT (rimegepant) for the acute treatment of migraine in adults.

See Note 5 for a description of a separate investment in Biohaven that is unrelated to our R&D funding arrangement.

Immunomedics

In January 2018, RPIFT entered into a funding agreement with Immunomedics, Inc. (“Immunomedics”), in which RPIFT agreed to provide funding of $175.0 million and to acquire $75.0 million in common stock of Immunomedics at a premium in exchange for a revenue participation right in relation to the development and commercialization of Trodelvy (sacituzumab govitecan-hziy), an antibody drug conjugate for multiple cancer types. The $175.0 million upfront payment and the premium paid over market value in connection with the $75.0 million stock purchase were recorded as research and development funding expense on the consolidated statements of comprehensive income for the year ended December 31, 2018.

Pfizer

In January 2016, RPIFT entered into an agreement with Pfizer, under which RPIFT will fund up to $300.0 million in development costs related to certain Phase III clinical trials of Pfizer’s Ibrance product primarily for adjuvant treatment of hormone receptor positive early breast cancer, all of which has been funded through December 31, 2019. If successful, and upon approval of Ibrance in certain geographies, RPIFT will be eligible to receive royalties on certain sales over approximately seven years, as well as a combination of fixed milestone payments of up to $250.0 million dependent upon results of the clinical trials. During the years ended December 31, 2019, 2018 and 2017, we recorded $62.8 million, $99.3 million, and $80.1 million, respectively, as research and development funding expense on the consolidated statements of comprehensive income in connection with this agreement.

As of December 31, 2018, we had a remaining commitment of $62.8 million related to the research and development funding agreement with Pfizer. We completed our funding commitments during 2019.

Sanofi

In December 2014, RPIFT entered into an agreement with Sanofi in which RPIFT agreed to fund up to €294.0 million of the total development costs incurred by Sanofi for the development of three Phase III studies, of which €264.0 million has been funded through December 31, 2019. In exchange for this funding, RPIFT obtained the right to receive royalty payments on future sales of the specified products when approved for sale in certain geographies in the future.

RPIFT records funding made to Sanofi as research and development funding expense on the consolidated statements of comprehensive income. During the years ended December 31, 2019, 2018, and 2017, we recorded $18.2 million, $6.9 million and $35.8 million, respectively, as research and development funding expense on the consolidated statements of comprehensive income in relation to this agreement.

In November 2016, Sanofi’s product received FDA approval. Commercial sales began in the United States in January 2017. During the years ended December 31, 2019, 2018 and 2017, we recognized royalty income of $8.7 million, $5.5 million and $3.5 million, respectively, related to this product, which is recorded in Other royalty income on the consolidated statements of comprehensive income.

As of December 31, 2019 and 2018, we had a remaining commitment of $32.5 million and $50.7 million, respectively, related to the research and development funding agreement with Sanofi.